SEGMENT INFORMATION (Details Narrative)	12 Months Ended
Dec. 31, 2021
Energy [Member]
IfrsStatementLineItems [Line Items]
Description of assets	Itá Hydroelectric Plant, located in the State of Santa Catarina, with a capacity of 1,450 MW, in which CSN participates with 29.5%; Igarapava Hydroelectric Plant, located in Minas Gerais, with a capacity of 210 MW, in which CSN holds 17.92% of the capital; and the Thermoelectric Cogeneration Plant CTE#1, CTE#2 and the TRT - Top Recovery Turbine, with installed capacity of 10 MW, 235 MW and 22 MW respectively , in operation at the Presidente Vargas Steelworks, which uses waste gas from the steel production itself as fuel.
Minerios Nacional [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	10000.00%